STOCKHOLDERS' EQUITY (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2007
Stockholders' Equity [Roll Forward]
Balance							$ 1,627								$ 1,513		$ 1,627		$ 1,513		$ 1,553
Net Earnings	12	[1]	174	[2]	220	[3]	240	[4]	(12)	[5]	176	[6]	154	[7]	107	[8]	646		425		89
Cash Dividends Declared																	139	[9]	129	[9]	128	[9]
Other Comprehensive Income (Loss)																	(56)		(34)		(3)
Share-Based Compensation Expense																	39	[10]	24	[10]	19	[10]
Stock Option Exercises																	59		102		7
Other																	0	[11]	0	[11]	0	[11]
Stock Repurchases																	(316)		(280)		(21)
Balance	1,870								1,627								1,870		1,627		1,513
Shares authorized for issue (in shares)	400,000,000																400,000,000
Preferred stock, shares authorized for issue (in shares)	50,000,000																50,000,000
Preferred stock, Par value (in dollars per share)	$ 0.01																$ 0.01
Common stock, shares authorized for issue (in shares)	350,000,000								350,000,000								350,000,000		350,000,000
Common stock, par value (in dollars per share)	$ 0.01								$ 0.01								$ 0.01		$ 0.01
Dividends declared (in dollars per share)																	$ 0.990		$ 0.895		$ 0.880
Stock Split																	On August 5, 2011, the Company's Board of Directors declared a two-for-one split of the Company's common stock in the form of a 100 percent stock dividend. Stockholders of record as of September 15, 2011 were issued one additional share of common stock on October 3, 2011 for each share held. Treasury shares were treated as shares outstanding in the stock split. All shares and per share amounts in this Annual Report on Form 10-K have been adjusted for all periods presented for the stock split.
Warrant to purchase common stock, benefit security trust, maximum (in shares)	6,000,000																6,000,000
Stock repurchase program, authorized repurchased amount																	300		300				700
Treasury stock acquired, Trench 1 (in shares)																			22,400,000
Treasury stock acquired, Trench 1									700										700
Treasury stock acquired, Trench 2 (in shares)																	7,100,000
Treasury stock acquired, Trench 2																	300
Treasury stock acquired, Trench 3 (in shares)	4,757,639																4,757,639
Treasury stock acquired, Trench 3	202																202
Treasury stock acquired, current and previous authorizations (in shares)																	7,258,031
Treasury stock acquired, current and previous authorizations																	316
Treasury stock held by the Company's charitable foundation (in shares)	88,456								152,796								88,456		152,796		165,348
Weighted average number of common shares outstanding, basic (in shares)																	139,700,000		144,200,000		145,000,000
Weighted average number of common shares outstanding, diluted (in shares)																	143,100,000		147,800,000		146,800,000
Stock options excluded from diluted earnings per share calculation (in shares)																	408,850		486,300		6,996,978
Shares of common stock issued [Roll Forward]
Balance, beginning of period (in shares)							193,688,890	[12]							189,550,128	[12]	193,688,890	[12]	189,550,128	[12]	188,991,720	[12]
Issued for employee compensation and benefit plans (in shares)																	2,766,241	[12]	4,138,762	[12]	558,408	[12]
Balance, end of period (in shares)	196,455,131	[12]							193,688,890	[12]							196,455,131	[12]	193,688,890	[12]	189,550,128	[12]
Accumulated Other Comprehensive Income Loss Net Of Tax Abstract
Cumulative Translation Adjustment	64								79								64		79		77
Unrecognized Losses and Prior Service Credits for Benefit Plans	78								99								78		99		125
Unrealized Gains (Losses) on Cash Flow Hedges	(3)								17								(3)		17		27
Unrealized Losses on Investments	(1)								(1)								(1)		(1)		(1)
Accumulated Other Comprehensive Income (Loss)	138								194								138		194		228
Cumulative Translation Adjustment																	(15)		2		17
Unrecognized Losses and Prior Service Credits for Benefit Plans																	(21)		(26)		(27)
OtherComprehensiveIncomeDerivativesQualifyingAsHedgesNetOfTaxPeriodIncreaseDecrease																	(20)		(10)
Unrealized Losses on Investments																	0		0		0
Accumulated Other Comprehensive Income (Loss)																	(56)		(34)		(3)
Common Stock [Member]
Stockholders' Equity [Roll Forward]
Balance							2								2		2		2		2
Net Earnings																	0		0		0
Cash Dividends Declared																	0	[9]	0	[9]	0	[9]
Other Comprehensive Income (Loss)																	0		0		0
Share-Based Compensation Expense																	0	[10]	0	[10]	0	[10]
Stock Option Exercises																	0		0		0
Other																	0	[11]	0	[11]	0	[11]
Stock Repurchases																	0		0		0
Balance	2								2								2		2		2
Accumulated Other Comprehensive Income Loss Net Of Tax Abstract
Accumulated Other Comprehensive Income (Loss)																	0		0		0
Additional Paid In Capital [Member]
Stockholders' Equity [Roll Forward]
Balance							793								661		793		661		638
Net Earnings																	0		0		0
Cash Dividends Declared																	0	[9]	0	[9]	0	[9]
Other Comprehensive Income (Loss)																	0		0		0
Share-Based Compensation Expense																	39	[10]	24	[10]	19	[10]
Stock Option Exercises																	59		102		7
Other																	9	[11]	6	[11]	(3)	[11]
Stock Repurchases																	0		0		0
Balance	900								793								900		793		661
Accumulated Other Comprehensive Income Loss Net Of Tax Abstract
Accumulated Other Comprehensive Income (Loss)																	0		0		0
Retained Earnings [Member]
Stockholders' Equity [Roll Forward]
Balance							2,253	[13],[14]							1,957	[13],[14]	2,253	[13],[14]	1,957	[13],[14]	1,996	[13],[14]
Net Earnings																	646	[13],[14]	425	[13],[14]	89	[13],[14]
Cash Dividends Declared																	(139)	[13],[14],[9]	(129)	[13],[14],[9]	(128)	[13],[14],[9]
Other Comprehensive Income (Loss)																	0	[13],[14]	0	[13],[14]	0	[13],[14]
Share-Based Compensation Expense																	0	[10],[13],[14]	0	[10],[13],[14]	0	[10],[13],[14]
Stock Option Exercises																	0	[13],[14]	0	[13],[14]	0	[13],[14]
Other																	0	[11],[13],[14]	0	[11],[13],[14]	0	[11],[13],[14]
Stock Repurchases																	0	[13],[14]	0	[13],[14]	0	[13],[14],[9]
Balance	2,760	[13],[14]							2,253	[13],[14]							2,760	[13],[14]	2,253	[13],[14]	1,957	[13],[14]
Accumulated Other Comprehensive Income Loss Net Of Tax Abstract
Accumulated Other Comprehensive Income (Loss)																	0	[13],[14]	0	[13],[14]	0	[13],[14]
Accumulated Other Comprehensive Income [Member]
Stockholders' Equity [Roll Forward]
Balance							194	[13]							228	[13]	194	[13]	228	[13]	231	[13]
Net Earnings																	0	[13]	0	[13]	0	[13]
Cash Dividends Declared																	0	[13],[9]	0	[13],[9]	0	[13],[9]
Other Comprehensive Income (Loss)																	(56)	[13]	(34)	[15]	(3)	[13]
Share-Based Compensation Expense																	0	[10],[13]	0	[10],[13]	0	[10],[13]
Stock Option Exercises																	0	[13]	0	[13]	0	[13]
Other																	(56)	[11],[13]	(34)	[11],[13]	0	[11],[13]
Stock Repurchases																	0	[13]	0	[13]	0	[13]
Balance	138	[13]							194	[13]							138	[13]	194	[13]	228	[13]
Accumulated Other Comprehensive Income Loss Net Of Tax Abstract
Accumulated Other Comprehensive Income (Loss)																	(56)	[13]	(34)	[15]	(3)	[13]
Treasury Stock [Member]
Stockholders' Equity [Roll Forward]
Balance							(1,615)								(1,335)		(1,615)		(1,335)		(1,314)
Net Earnings																	0		0		0
Cash Dividends Declared																	0	[9]	0	[9]	0	[9]
Other Comprehensive Income (Loss)																	0	[13],[14]	0		0
Share-Based Compensation Expense																	0	[10]	0	[10]	0	[10]
Stock Option Exercises																	0		0		0
Other																	1	[11]	0	[11]	0	[11]
Stock Repurchases																	(316)		(280)		(21)
Balance	(1,930)								(1,615)								(1,930)		(1,615)		(1,335)
Accumulated Other Comprehensive Income Loss Net Of Tax Abstract
Accumulated Other Comprehensive Income (Loss)																	$ 0	[13],[14]	$ 0		$ 0

[1]	For quarter ended December 31, 2011, the retrospective change from the accounting change for pension and OPEB plans, which included $159 million loss for MTM adjustments, decreased gross profit $120 million, earnings from continuing operations and net earnings $88 million, and basic and diluted earnings per share for both earnings from continuing operations and net earnings $0.64 and $0.62, respectively.
[2]	For quarter ended September 30, 2011, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $13 million, earnings from continuing operations and net earnings $9 million, and basic and diluted earnings per share for earnings from continuing operations and net earnings $0.06.
[3]	For quarter ended June 30, 2011, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $11 million, earnings from continuing operations and net earnings $9 million, and basic and diluted earnings per share for earnings from continuing operations and net earnings $0.06.
[4]	For quarter ended March 31, 2011, the retrospective change from the accounting change for pension and OPEB plans, which included $15 million gain for MTM adjustments, increased gross profit $25 million, earnings from continuing operations $19 million, earnings from discontinued operations, net of tax $1 million, net earnings $20 million, basic and diluted earnings per share from continuing operations $0.13, basic and diluted earnings per share from discontinued operations $0.02 and $0.01, respectively, and basic and diluted net earnings per share $0.15 and $0.14, respectively.
[5]	For quarter ended December 31, 2010, the retrospective change from the accounting change for pension and OPEB plans, which included losses of $53 million and $10 million for MTM adjustments for continuing operations and discontinued operations, respectively, decreased gross profit $36 million, earnings (loss) from continuing operations $25 million, earnings (loss) from discontinued operations, net of tax $6 million, net earnings (loss) $31 million, basic and diluted earnings (loss) per share from continuing operations $0.18 and $0.17, respectively, basic and diluted earnings (loss) per share from discontinued operations $0.04, and basic and diluted earnings (loss) per share for net earnings (loss) $0.22 and $0.21, respectively.
[6]	For quarter ended September 30, 2010, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $8 million, earnings from continuing operations $5 million, earnings from discontinued operations, net of tax $1 million, net earnings $6 million, basic and diluted earnings per share from continuing operations $0.04 and $0.03, respectively, diluted earnings per share from discontinued operations $0.01, and basic and diluted earnings per share for net earnings $0.04.
[7]	For quarter ended June 30, 2010, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $6 million, earnings from continuing operations and net earnings $6 million, basic and diluted earnings per share for earnings from continuing operations $0.03 and $0.04, respectively, basic earnings per share for earnings from discontinued operations $0.01, and basic and diluted earnings per share for net earnings $0.04.
[8]	For quarter ended March 31, 2010, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $7 million, earnings from continuing operations $5 million, earnings from discontinued operations, net of tax $1 million, net earnings $6 million, basic and diluted earnings per share for earnings from continuing operations and net earnings $0.04.
[9]	Includes cash dividends paid and dividends declared, but unpaid.
[10]	Includes the fair value of equity share-based awards recognized for share-based compensation.
[11]	Includes tax benefits/charges relating to the difference between the amounts deductible for federal income taxes over the amounts charged to income for book value purposes have been adjusted to paid-in capital and other items.
[12]	Includes shares held in treasury.
[13]	Retained Earnings and Accumulated Other Comprehensive Income (Loss) have been adjusted for the change in accounting methodology for pension and OPEB plans. For additional information, see Note 2, "Accounting Methodology Change for Pension and Other Postretirement Benefit Plans".
[14]	Common Stock at Par Value and Retained Earnings have been adjusted for the two-for-one stock split on October 3, 2011.
[15]	Specialty Plastics includes $5 million and $4 million in 2010 and 2009, respectively, in restructuring charges related to severance.